Equity (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Beginning balance, value	R$ 25,636,935	R$ 24,191,667	R$ 21,131,225
Share buyback	70,046	50,044	0
Long-Term Incentive Plan (ILP), classified as an equity investment	(21,578)
Ending balance, value	23,091,978	25,636,935	24,191,667
Treasury shares
Beginning balance, value	(50,044)	0	0
Share buyback	70,046	50,044
Long-Term Incentive Plan (ILP), classified as an equity investment	(6,701)
Ending balance, value	R$ (113,389)	R$ (50,044)	R$ 0